Operating segments	12 Months Ended
Nov. 30, 2022
Disclosure of operating segments [abstract]
Operating segments
28.	Operating segments
The Company has a single operating segment. As described in Note 3, almost all of the Company’s revenues are generated from one customer, RxCrossroads, which is domiciled in the United States.

	2022	2021

RxCrossroads	$78,744	$68,917
Others	1,313	906

	$80,057	$69,823

All of the Company’s
non-current
assets are located in Canada, the United States and Ireland. Of the Company’s
non-current
assets of $
19,890
(2021 – $
27,304
), $
18,980
(2021 – $
26,206
) are located in Canada, $
69
(2021 – $
5
) are located in the United States and $
841
(2021 – $
1,093
) are located in Ireland.